Supplemental Equity and Comprehensive Income Information (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss)
Balance at Beginning of Period	$ (4,750)	$ (5,025)	$ (3,543)
Other comprehensive income (loss), before tax:
Amounts before reclassification	801	(62)	(2,754)
Amounts reclassified out	691	543	608
Total other comprehensive income (loss), before tax	1,492	481	(2,146)
Tax effect	(655)	(206)	664
Total other comprehensive income (loss), net of tax	837	275	(1,482)
Balance at End of Period	(3,913)	(4,750)	(5,025)
Cumulative Translation Adjustment
Accumulated Other Comprehensive Income (Loss)
Balance at Beginning of Period	230	114	374
Other comprehensive income (loss), before tax:
Amounts before reclassification	(462)	133	(253)
Amounts reclassified out	0	0	0
Total other comprehensive income (loss), before tax	(462)	133	(253)
Tax effect	44	(17)	(7)
Total other comprehensive income (loss), net of tax	(418)	116	(260)
Balance at End of Period	(188)	230	114
Defined Benefit Pension and Postretirement Plans Adjustment
Accumulated Other Comprehensive Income (Loss)
Balance at Beginning of Period	(4,955)	(5,155)	(3,879)
Other comprehensive income (loss), before tax:
Amounts before reclassification	1,361	(204)	(2,452)
Amounts reclassified out	569	615	475
Total other comprehensive income (loss), before tax	1,930	411	(1,977)
Tax effect	(690)	(211)	701
Total other comprehensive income (loss), net of tax	1,240	200	(1,276)
Balance at End of Period	(3,715)	(4,955)	(5,155)
Debt and Equity Securities, Unrealized Gain (Loss)
Accumulated Other Comprehensive Income (Loss)
Balance at Beginning of Period	(2)	(6)	(6)
Other comprehensive income (loss), before tax:
Amounts before reclassification	0	6	(10)
Amounts reclassified out	0	0	10
Total other comprehensive income (loss), before tax	0	6	0
Tax effect	0	(2)	0
Total other comprehensive income (loss), net of tax	0	4	0
Balance at End of Period	(2)	(2)	(6)
Cash Flow Hedging Instruments Unrealized Gain (Loss)
Accumulated Other Comprehensive Income (Loss)
Balance at Beginning of Period	(23)	22	(32)
Other comprehensive income (loss), before tax:
Amounts before reclassification	(98)	3	(39)
Amounts reclassified out	122	(72)	123
Total other comprehensive income (loss), before tax	24	(69)	84
Tax effect	(9)	24	(30)
Total other comprehensive income (loss), net of tax	15	(45)	54
Balance at End of Period	$ (8)	$ (23)	$ 22